Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition
3. Revenue Recognition
Disaggregation of Revenue
The following tables summarize revenue by region based on the billing address of our merchants:

	Year Ended December 31,
	2021		2020		2019
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
United States	$163,681	71%	$129,371	76%	$81,393	62%
Netherlands	11,077	5	4,953	3	19,616	15
Israel	2,353	1	879	1	284	*
Rest of world	52,030	23	34,537	20	29,262	23
Total revenue	$229,141	100%	$169,740	100%	$130,555	100%
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*Represents less than 1%
The following tables summarize revenue based on the nature and type of service provided to our merchants:

	Year Ended December 31,
	2021		2020		2019
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
Fraud review service revenue (ASC 606)	$132,261	58%	$96,774	57%	$66,471	51%
Indemnification guarantee service revenue (ASC 460)	96,880	42	72,966	43	64,084	49
Total revenue	$229,141	100%	$169,740	100%	$130,555	100%
We primarily generate revenue from our chargeback guarantee offering. Revenue generated from other offerings are not material.
Cost to Obtain a Contract
The following table represents a rollforward of deferred contract acquisition costs:

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Beginning balance	$6,983	$2,696	$1,242
Additions to deferred contract acquisition costs	7,744	5,857	2,079
Amortization of deferred contract acquisition costs	(3,097)	(1,570)	(625)
Ending balance	$11,630	$6,983	$2,696
Cost to Fulfill a Contract
The following table represents a rollforward of deferred contract fulfillment costs included within Other assets, noncurrent on the consolidated balance sheets:

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Beginning balance	$2,166	$1,213	$512
Additions to deferred contract fulfillment costs	1,789	1,558	982
Amortization of deferred contract fulfillment costs	(1,025)	(605)	(281)
Ending balance	$2,930	$2,166	$1,213